Other assets and other liabilities (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other assets (CHF million)
Cash collateral on derivative instruments	15,809	14,987
Cash collateral on non-derivative transactions	2,083	1,792
Derivative instruments used for hedging	3,706	2,733
Assets held-for-sale	21,205	26,886
of which loans	20,457	24,925
of which real estate	732	1,946
Assets held for separate accounts	14,407	13,815
Interest and fees receivable	6,090	5,158
Deferred tax assets	8,939	9,417
Prepaid expenses	601	452
Failed purchases	1,513	1,279
Other	3,943	3,066
Other assets	78,296	79,585
Other liabilities (CHF million)
Cash collateral on derivative instruments	11,934	14,428
Cash collateral on non-derivative transactions	1,002	20
Derivative instruments used for hedging	1,998	1,203
Provisions	1,113	1,724
of which off-balance sheet risk	65	552
Liabilities held for separate accounts	14,407	13,815
Interest and fees payable	7,142	6,798
Current tax liabilities	767	1,137
Deferred tax liabilities	429	412
Failed sales	6,888	7,354
Other	17,537	15,323
Other liabilities	63,217	62,214
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	6,299	7,818
Loans held in trusts, consolidated as a result of failed sales, included in loans held-for-sale	1,386	1,223